Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information

Note 22 Supplemental Cash Flow Information

Nonvested Share Awards

The Company has issued shares of TSYS common stock to certain key employees and non-management members of its Board of Directors. The grants to certain key employees were issued in the form of nonvested stock bonus awards for services to be provided in the future by such officers and employees. The grants to the Board of Directors were fully vested on the date of grant. Refer to Note 18 for more information on nonvested share awards.

Equipment Acquired Under Capital Lease Obligations and Software Acquired Under License Agreements

The Company acquired computer equipment under capital leases and software under license agreements in the amount of $1.8 million, $4.1 million and $17.9 million in 2016, 2015 and 2014, respectively.

Software Acquired Under Direct Financing

The Company did not acquire any software under direct financing in 2016. The Company acquired software under direct financing in the amount of $30.0 million and $13.6 million in 2015 and 2014, respectively. Refer to Note 12 for more information.